UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2007
ITEM 1. REPORT TO SHAREHOLDERS.

MUTUAL FUNDS

John Hancock
Regional Bank Fund

Semiannual Report
4.30.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 3

Notes to financial
statements
page 1 9

For more information
page 2 8

CEO corner

To Our Shareholders,

The U.S. financial markets produced solid results over the last six months. Positive economic news, stronger than expected corporate earnings and increased merger and acquisitions activity served to overcome concerns about inflation, energy costs and the troubled subprime mortgage market’s potential to put the brakes on the economy. This environment also led the Federal Reserve Board to hold short-term interest rates steady. Even with a sharp decline in late February, the broad stock market returned 8.60% for the six months ended April 30, 2007. The Dow Jones Industrial Average punched through the 13,000 mark for the first time in April and posted a string of new highs as the period ended.

After a remarkably long period of calm, the financial markets were rocked at the end of February by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. It also shook investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

Although the downturn lasted for less than a month before positive news stopped the fall, it was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the market’s recent moves, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the U.S. market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market.

The recent volatility could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon, not a sprint, approach to investing, stand a better chance of weathering the market’s short-term twists and turns, and reaching their long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital appreciation with moderate income as a secondary objective by normally investing at least 80% of its assets in stocks of regional banks and lending companies, including commercial and industrial banks, savings and loan associations, and bank holding companies.

Over the last six months

► Stocks performed well despite slower economic and corporate earnings growth. Record merger and acquisition activity and continued low interest rates supported the market.

► Financial stocks lagged the broader market because of worry about exposure to subprime loans. Banks lagged as the inverted yield curve hurt margins and deposit competition continued.

► The Fund outperformed its benchmark by having little exposure to stocks affected by worries about subprime loans and by holding larger, diversified banks.

Top 10 holdings
Bank of America Corp.	3.6%	Zions Bancorp.	3.5%

Wachovia Corp.	3.6%	Cullen/Frost Bankers, Inc.	3.3%

Wells Fargo & Co.	3.6%	PNC Financial Services Group, Inc. (The)	3.3%

U.S. Bancorp.	3.5%	TCF Financial Corp.	3.1%

SunTrust Banks, Inc.	3.5%	State Street Corp.	2.9%

As a percentage of net assets on April 30, 2007.

1

Managers’ report

John Hancock
Regional Bank Fund

On April 30, 2007, portfolio manager James K. Schmidt retired after more than 20 years of distinguished service with John Hancock.

Despite a bumpy ride, stocks managed healthy returns during the six months ended April 30, 2007, when the Standard & Poor’s 500 Index rose 8.60% . A slowdown in the housing market weighed on economic growth, which ran at a less-than-2% annual rate during the first quarter. In addition, earnings growth for the companies in the S&P 500 broke a long string of double-digit gains, but remained positive. However, stocks were supported by record merger and acquisition activity, including the largest-ever private equity buyout.

In this environment, financial shares underperformed the broader market, as the Standard & Poor’s 500 Financial Index returned 5.76% . Many industry segments were weighed down by worry about exposure to sub-prime loans. For example, thrift and mortgage finance companies were up less than 1% for the six months. In addition to credit concerns, banking stocks also had to deal with an unfavorable interest rate environment — the yield curve remained inverted throughout the period, hurting net interest margins. As a result, the S&P 1500 Bank Index, which is representative of the stocks in which the Fund invests, returned 0.73% for the six months.

Fund performance

For the six months ended April 30, 2007, John Hancock Regional Bank Fund’s Class A, Class B and Class C shares posted total returns

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Compass	▲	Performed well even before being acquired at a premium by Spanish
Bancshares		bank BBVA
Bank of New York	▲	Better-than-expected earnings; acquired Mellon Financial
M&T Bank	▼	Hurt by mortgage-related woes

2

Portfolio Managers, MFC Global Investment Management (U.S.), LLC Lisa A. Welch and Susan A. Curry

of 1.97%, 1.58%, and 1.60%, respectively, at net asset value. The Fund’s performance exceeded the 0.73% return of its new benchmark, the S&P 1500 Bank Index. These results trailed the 5.76% return of the Fund’s old benchmark, the more broadly diversified Standard & Poor’s 500 Financial Index, and the 6.01% average return of the specialty-financial funds tracked by Morningstar, Inc.1

“Despite a bumpy ride, stocks
managed healthy returns during
the six months ended April 30,
2007, when the Standard & Poor’s
500 Index rose 8.60% .”

Beginning in January 2007, the Fund replaced the old, more broadly diversified financial industries benchmark with the new index, which more accurately reflects the investment universe of the Fund. Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested for the entire period or did not reinvest all Fund distributions. See pages six and seven for historical performance information.

Fund positioning

The portfolio’s underperformance of the broad financial index and Morningstar category are a result of the Fund’s focus on regional banks, which underperformed other financial shares for the period. However, the portfolio outperformed its new, more focused benchmark thanks to effective stock selection. In general, we favored larger, diversified, fee-based banks focused on controlling expenses and buying back shares as ways to create shareholder value in a difficult business climate for banks. This positioning paid off, as holdings among custody banks and big, diversified banks helped relative results. The portfolio also benefited from having little exposure to subprime loan troubles.

Regional Bank Fund   3

Regional banks beat benchmark

Regional banks represent almost two-thirds of portfolio assets, reflecting the Fund’s traditional focus on smaller-cap regional banks. These shares slightly outperformed the S&P 1500 Bank Index, so this large position helped relative results. It’s worth noting that despite slower loan growth and revenue pressures from deposit competition and the inverted yield curve, banks managed to post record profits in 2006. In addition, credit trends across the board have generally been better than expected despite fears of mortgage-related defaults.

And as often happens in difficult earnings growth environments for banks, merger and acquisition activity was strong, supporting Fund performance. Indeed, Compass Bancshares Inc. was the top contributor to performance after being acquired by leading Spanish bank BBVA. Compass was a large, long-time holding acquired at a premium that also performed well in the build-up to the deal.

Other portfolio holdings acquired during the period were Sky Financial Group, Inc., First Republic Bank and Commercial Bankshares, Inc. In addition, two top-ten contributors benefited from takeover speculation. Many investors see City National Corp., which is similar to First Republic, and SunTrust Banks, Inc., one of the Fund’s largest positions, as next in line for buyouts by big U.S. and European banks.

More revenue sources the better

Other top contributors were Bank of New York Co., Inc. and Mellon Financial Corp., which bring together two important themes in the portfolio. One is that they, too, benefited from consolidation — Mellon Financial was acquired by Bank of New York, which continued to make progress on the earlier sale of its own consumer and small business banking units to JPMorgan Chase & Co. The second theme is that these are larger firms with more diversified revenue streams and arms to their business that are not dependent upon lending and spread income to generate revenues. Similarly, JPMorgan Chase, State Street Corp. and Citigroup, Inc. were all top-ten contributors that derive significant revenues from asset management, investment banking, trust activities or other fee-based services.

INDUSTRY DISTRIBUTION[2]
Regional banks	64%
Diversified banks	12%
Other diversified
financial services	8%
Asset management &
custody banks	7%
Thrifts &
mortgage finance	6%
Consumer finance	2%

4  Regional Bank Fund

Leading detractors

Many of the portfolio’s largest detractors from performance were small-cap regional banks, such as Hancock Holding Co., TriCo Bancshares, Seacoast Banking Corp. of Florida and Cascade Bancorp., which experienced a slowdown in growth.  Another group, including Capital One Financial Corp., Dearborn Bancorp, Inc. and Independent Bank Corp., suffered earnings misses, mostly relating to the poor business environment. This list accounts for six of the Fund’s ten largest detractors.

“…the portfolio outperformed its
new, more focused benchmark
thanks to effective stock
selection.”

Another notable detractor was M&T Bank Corp., which was one of the stocks in the portfolio to suffer from mortgage-related woes. This mortgage originator had difficulty selling its loans into the secondary market at prior levels. In addition, investors worried about its exposure to so-called “early payment default” loans. We believe the company took its pain on this and that it’s largely behind them.

Outlook

The environment for banks remains challenging, though we expect net interest margins to stabilize and credit costs to remain manageable. Nevertheless, revenue growth is likely to be sluggish for banks reliant on traditional spread income. As a result, we’ll continue to emphasize names that generate a higher portion of their revenue from fees. However, we should point out that valuations for some of the smaller stocks that have underperformed are attractive, and we think select high-quality companies represent compelling opportunities.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on April 30, 2007.

Regional Bank Fund  5

A look at performance

For the periods ended April 30, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	1-3-92	–1.45%	6.84%	8.81%	—	–3.13%	–1.45%	39.24%	132.68%	—

B	10-4-85	–1.45	6.92	8.77	—	–2.83	–1.45	39.74	131.77	—

C	3-1-99	2.13	7.19	—	6.32%	0.72	2.13	41.47	—	64.92%

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6  Regional Bank Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Regional Bank
Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without	With maximum
Class	Period beginning	sales charge	sales charge	Index 1	Index 2

B2	4-30-97	$23,177	$23,177	$21,681	$27,966

C2	3-1-99	16,492	16,492	13,653	18,164

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of April 30, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 1500 Bank Index3 — is an unmanaged index of banking sector stocks in the S&P 1500 index.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Standard & Poor’s 500 Financial Index — Index 2 — is an unmanaged index designed to measure the financial sector of the S&P 500.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

 2 No contingent deferred sales charge applicable.

3 Total return for index is not available for the 10-year period.

Regional Bank Fund  7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2006, with the same investment held until April 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 11-1-06	on 4-30-07	ended 4-30-07[1]

Class A	$1,000.00	$1,019.70	$6.26

Class B	1,000.00	1,015.80	9.88

Class C	1,000.00	1,016.00	9.88

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8  Regional Bank Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2006, with the same investment held until April 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 11-1-06	on 4-30-07	ended 4-30-07[1]

Class A	$1,000.00	$1,018.60	$6.26

Class B	1,000.00	1,015.00	9.87

Class C	1,000.00	1,015.00	9.87

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.25%, 1.98% and 1.98% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Regional Bank Fund  9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-07 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value
Common stocks 99.28%		$1,812,285,976

(Cost $690,822,635)

Asset Management & Custody Banks 7.41%		135,261,808

Bank of New York Co., Inc. (The) (NY)	678,898	27,481,791

Mellon Financial Corp. (PA)	916,554	39,347,663

Northern Trust Corp. (IL)	252,500	15,894,875

State Street Corp. (MA)	762,850	52,537,479

Consumer Finance 1.97%		36,056,126

Capital One Financial Corp. (VA)	485,539	36,056,126

Diversified Banks 11.42%		208,414,565

Comerica, Inc. (MI)	153,697	9,515,381

Toronto-Dominion Bank (The) (Canada)	53,860	3,291,923

U.S. Bancorp. (MN)	1,873,487	64,354,278

Wachovia Corp. (NC)	1,190,477	66,119,093

Wells Fargo & Co. (CA)	1,814,820	65,133,890

Other Diversified Financial Services 8.23%		150,174,020

Bank of America Corp. (NC)	1,305,941	66,472,397

Citigroup, Inc. (NY)	773,790	41,490,620

JPMorgan Chase & Co. (NY)	810,192	42,211,003

Regional Banks 63.93%		1,166,933,179

Alabama National Bancorp. (AL)	216,700	13,569,754

Bank of Hawaii Corp. (HI)	135,700	7,178,530

Bank of the Ozarks, Inc. (AR)	194,550	5,733,388

BB&T Corp. (NC)	1,026,432	42,720,100

BOK Financial Corp. (OK)	123,500	6,339,255

Boston Private Financial Holdings, Inc. (MA)	115,650	3,216,226

Bryn Mawr Bank Corp. (PA)	383,894	9,436,115

Cascade Bancorp. (OR)	393,000	8,425,920

Chittenden Corp. (VT)	1,094,357	31,802,014

City Holding Co. (WV)	112,756	4,281,345

City National Corp. (CA)	561,700	41,127,674

CoBiz, Inc. (CO)	649,950	11,920,083

Colonial BancGroup, Inc. (The) (AL)	1,145,100	27,551,106

Commerce Bancshares, Inc. (MO)	907,299	42,951,535

Commercial Bankshares, Inc. (FL)	284,456	13,983,857

See notes to financial statements

10  Regional Bank Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Regional Banks (continued)

Compass Bancshares, Inc. (AL)	132,507	$9,034,327

Cullen/Frost Bankers, Inc. (TX)	1,181,950	60,480,381

Dearborn Bancorp., Inc. (MI)	244,149	3,840,464

East West Bancorp., Inc. (CA)	846,900	33,757,434

Eurobancshares, Inc. (Puerto Rico) (I)	99,870	849,894

F.N.B. Corp. (PA)	460,257	7,723,112

First Horizon National Corp. (TN)	1,164,800	45,671,808

First Midwest Bancorp., Inc. (IL)	241,200	8,668,728

First State Bancorp. (NM)	337,200	7,050,852

Fulton Financial Corp. (PA)	1,315,734	19,367,604

Glacier Bancorp., Inc. (MT)	428,700	9,208,476

Hancock Holding Co. (MS)	416,944	16,310,849

Huntington Bancshares, Inc. (OH)	440,000	9,759,200

Independent Bank Corp. (MA) (W)	735,000	21,829,500

Independent Bank Corp. (MI)	303,765	5,012,123

KeyCorp (OH)	721,934	25,758,605

M&T Bank Corp. (NY)	410,653	45,722,105

Marshall & Ilsley Corp. (WI)	1,062,089	51,001,514

MB Financial, Inc. (IL)	349,650	11,744,744

Pinnacle Financial Partners, Inc. (TN) (I)	50,000	1,463,500

PNC Financial Services Group, Inc. (The) (PA)	810,142	60,031,522

Prosperity Bancshares, Inc. (TX)	123,299	4,277,242

Provident Bankshares Corp. (MD)	244,389	7,830,224

Regions Financial Corp. (AL)	1,310,685	45,991,937

Seacoast Banking Corp. of Florida (FL)	548,790	12,561,803

Sky Financial Group, Inc. (OH)	431,000	11,744,750

South Financial Group, Inc. (The) (SC)	160,550	3,633,247

Southcoast Financial Corp. (SC)	156,010	3,552,348

Sterling Bancshares, Inc. (TX)	1,219,217	13,935,650

SunTrust Banks, Inc. (GA)	760,437	64,196,092

Susquehanna Bancshares, Inc. (PA)	43,093	960,112

SVB Financial Group (CA) (I)	555,000	28,427,100

Synovus Financial Corp. (GA)	504,750	15,929,910

Taylor Capital Group, Inc. (IL)	136,250	4,052,075

TCF Financial Corp. (MN)	2,067,384	55,984,759

TriCo Bancshares (CA)	655,150	14,039,865

Umpqua Holdings Corp. (OR)	249,188	6,214,749

UnionBanCal Corp. (CA)	315,800	19,415,384

Union Bankshares Corp. (VA)	17,850	418,761

Virginia Commerce Bancorp., Inc. (VA)	171,635	3,218,156

Virginia Financial Group, Inc. (VA)	183,863	4,054,179

Westamerica Bancorp. (CA)	433,075	20,280,902

Western Alliance Bancorp. (NV) (I)	204,650	6,597,916

Whitney Holding Corp. (LA)	663,680	20,421,434

See notes to financial statements

Regional Bank Fund  11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Regional Banks (continued)

Wilmington Trust Corp. (DE)	270,000	$10,924,200

Zions Bancorp. (UT)	779,300	63,746,740

Thrifts & Mortgage Finance 6.32%		115,446,278

Astoria Financial Corp. (NY)	330,050	8,766,128

Countrywide Financial Corp. (CA)	70,848	2,627,044

Hudson City Bancorp., Inc. (NJ)	853,690	11,371,151

MAF Bancorp., Inc. (IL)	301,743	12,114,981

People’s United Financial, Inc. (CT)	137,020	2,728,068

Sovereign Bancorp., Inc. (PA)	214,600	5,208,342

Washington Federal, Inc. (WA)	1,126,098	26,699,784

Washington Mutual, Inc. (WA)	1,094,111	45,930,780

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 1.00%			$18,203,000

(Cost $18,203,000)

Joint Repurchase Agreement 1.00%			18,203,000

Investment in a joint repurchase agreement transaction
with Bank of America Corp. — Dated 4-30-07, due 5-1-07
(Secured by U.S. STRIPS, due 5-15-21 and U.S. Treasury Inflation
Indexed Notes 3.375%, due 1-15-12, 10.875%, due 4-15-10
and 3.000%, due 7-15-12). Maturity value: $18,205,589	5.120%	$18,203	18,203,000

Total investments (Cost $709,025,635) 100.28%			$1,830,488,976

Other assets and liabilities, net (0.28%)			($5,131,071)

Total net assets 100.00%			$1,825,357,905

(I) Non-income-producing security.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

12  Regional Bank Fund

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value
Unaffiliated issuers (cost $703,399,791)	$1,808,659,476
Affiliated issuers (cost $5,625,844)	21,829,500
Cash	195
Receivable for investments sold	2,276,475
Receivable for shares sold	198,482
Dividends and interest receivable	2,834,711
Other assets	205,302

Total assets	1,836,004,141

Liabilities

Payable for investments purchased	2,975,639
Payable for shares repurchased	5,356,902
Payable to affiliates
Management fees	1,190,453
Distribution and service fees	97,327
Other	549,217
Other payables and accrued expenses	476,698

Total liabilities	10,646,236

Net assets

Capital paid-in	477,358,351
Accumulated net realized gain on investments	224,711,432
Net unrealized appreciation of investments	1,121,463,341
Accumulated net investment income	1,824,781

Net assets	$1,825,357,905

Net asset value per common share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,601,113,263 ÷ 43,391,232 shares)	$36.90
Class B ($183,992,524 ÷ 5,044,906 shares)	$36.47
Class C ($40,252,118 ÷ 1,103,484 shares)	$36.48

Maximum offering price per share

Class A1 ($36.90 ÷ 95%)	$38.84

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Regional Bank Fund  13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $30,980)	$27,304,523
Dividends from affiliated issuers	242,550
Interest	797,413

Total investment income	28,344,486

Expenses

Investment management fees (Note 2)	7,337,375
Distribution and service fees (Note 2)	3,561,056
Transfer agent fees (Note 2)	1,686,889
Accounting and legal services fees (Note 2)	124,738
Compliance fees	25,389
Custodian fees	148,555
Printing fees	88,680
Trustees’ fees	42,917
Professional fees	30,624
Blue sky fees	22,007
Interest	863
Miscellaneous	57,757

Total expenses	13,126,850

Net investment income	15,217,636

Realized and unrealized gain (loss)

Net realized gain on investments	224,929,824

Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers	(197,236,430)
Investments in affiliated issuers	(2,785,650)

Net realized and unrealized gain	24,907,744

Increase in net assets from operations	$40,125,380

1 Semiannual period from 11-1-06 through 4-30-07.

See notes to financial statements

14  Regional Bank Fund

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-06	4-30-07[1]

Increase (decrease) in net assets

From operations
Net investment income	$31,884,008	$15,217,636
Net realized gain	277,848,673	224,929,824
Change in net unrealized appreciation (depreciation)	(57,275,986)	(200,022,080)
Increase in net assets resulting from operations	252,456,695	40,125,380
Distributions to shareholders
From net investment income
Class A	(29,090,852)	(14,678,253)
Class B	(3,155,301)	(1,075,033)
Class C	(444,673)	(223,086)
From net realized gain
Class A	(172,981,392)	(221,045,797)
Class B	(36,756,574)	(29,348,221)
Class C	(4,400,413)	(5,864,208)
	(246,829,205)	(272,234,598)
From Fund share transactions	(142,018,437)	49,019,576

Net assets

Beginning of period	2,144,838,494	2,008,447,547

End of period[2]	$2,008,447,547	$1,825,357,905

1 Semiannual period from 11-1-06 through 4-30-07. Unaudited.

2 Includes accumulated net investment income of $2,583,517 and $1,824,781, respectively.

See notes to financial statements

Regional Bank Fund  15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-02	10-31-03	10-31-04	10-31-05	10-31-06	4-30-07[1]

Per share operating performance

Net asset value,
beginning of period	$40.09	$37.81	$42.80	$45.33	$41.76	$41.79
Net investment income[2]	0.45	0.53	0.61	0.68	0.67	0.32
Net realized and unrealized
gain on investments	2.55	7.10	5.07	0.52	4.33	0.57
Total from investment operations	3.00	7.63	5.68	1.20	5.00	0.89
Less distributions
From net investment income	(0.46)	(0.52)	(0.58)	(0.69)	(0.70)	(0.35)
From net realized gain	(4.82)	(2.12)	(2.57)	(4.08)	(4.27)	(5.43)
	(5.28)	(2.64)	(3.15)	(4.77)	(4.97)	(5.78)
Net asset value, end of period	$37.81	$42.80	$45.33	$41.76	$41.79	$36.90
Total return[3] (%)	7.50	21.67	14.13	2.61	12.96	1.97[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$930	$1,214	$1,587	$1,717	$1,702	$1,601
Ratio of expenses to average
net assets (%)	1.35	1.39	1.34	1.33	1.29	1.25[5]
Ratio of net investment income
to average net assets (%)	1.14	1.43	1.44	1.62	1.66	1.66[5]
Portfolio turnover (%)	7	2	5	3	7	7[4]

See notes to financial statements

16  Regional Bank Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-02	10-31-03	10-31-04	10-31-05	10-31-06	4-30-07[1]

Per share operating performance

Net asset value,
beginning of period	$39.84	$37.55	$42.48	$44.96	$41.39	$41.37
Net investment income[2]	0.19	0.26	0.30	0.35	0.38	0.18
Net realized and unrealized
gain on investments	2.52	7.06	5.04	0.55	4.28	0.55
Total from investment operations	2.71	7.32	5.34	0.90	4.66	0.73
Less distributions
From net investment income	(0.18)	(0.27)	(0.29)	(0.39)	(0.41)	(0.20)
From net realized gain	(4.82)	(2.12)	(2.57)	(4.08)	(4.27)	(5.43)
	(5.00)	(2.39)	(2.86)	(4.47)	(4.68)	(5.63)
Net asset value, end of period	$37.55	$42.48	$44.96	$41.39	$41.37	$36.47
Total return[3] (%)	6.77	20.83	13.32	1.90	12.16	1.58[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,491	$1,298	$885	$385	$261	$184
Ratio of expenses to average
net assets (%)	2.03	2.09	2.04	2.03	1.99	1.98[5]
Ratio of net investment income
to average net assets (%)	0.46	0.72	0.70	0.84	0.95	0.93[5]
Portfolio turnover (%)	7	2	5	3	7	7[4]

See notes to financial statements

Regional Bank Fund  17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-02	10-31-03	10-31-04	10-31-05	10-31-06	4-30-07[1]

Per share operating performance

Net asset value,
beginning of period	$39.84	$37.56	$42.48	$44.96	$41.39	$41.37
Net investment income[2]	0.17	0.27	0.30	0.37	0.39	0.18
Net realized and unrealized
gain on investments	2.54	7.04	5.04	0.53	4.27	0.56
Total from investment operations	2.71	7.31	5.34	0.90	4.66	0.74
Less distributions
From net investment income	(0.17)	(0.27)	(0.29)	(0.39)	(0.41)	(0.20)
From net realized gain	(4.82)	(2.12)	(2.57)	(4.08)	(4.27)	(5.43)
	(4.99)	(2.39)	(2.86)	(4.47)	(4.68)	(5.63)
Net asset value, end of period	$37.56	$42.48	$44.96	$41.39	$41.37	$36.48
Total return[3] (%)	6.78	20.79	13.32	1.90	12.16	1.60[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$38	$56	$52	$43	$45	$40
Ratio of expenses to average
net assets (%)	2.05	2.09	2.04	2.03	1.99	1.98[5]
Ratio of net investment income
to average net assets (%)	0.44	0.72	0.72	0.90	0.96	0.93[5]
Portfolio turnover (%)	7	2	5	3	7	7[4]

1 Semiannual period from 11-1-06 through 4-30-07. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

See notes to financial statements

18  Regional Bank Fund

Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock Regional Bank Fund (the Fund) is a diversified series of John Hancock Investment Trust II (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among

Regional Bank Fund  19

other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with The Bank of New York (BNY), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNY, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2007.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation of the Fund and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than April 30, 2008.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (the FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2006, the tax character of distributions paid was as follows: ordinary income $36,177,903 and long-term capital gain $210,651,302. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

20  Regional Bank Fund

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000, (c) 0.735% of the next $1,000,000,000 and (d) 0.725% of the Fund’s average daily net asset value in excess of $2,000,000,000.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of the average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreement described above for the period ended April 30, 2007 were as follows:

Distribution and
Share class	service fees

Class A	$2,261,854
Class B	1,080,364
Class C	218,838
Total	$3,561,056

Class A shares are assessed up-front sales charges. During the period ended April 30, 2007, JH Funds received net up-front sales charges of $333,953 with regard to sales of Class A shares. Of this amount, $52,641 was retained and used for printing prospectuses, advertising, sales literature and other purposes; $255,365 was paid as sales commissions to unrelated broker-dealers and $25,947 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO) is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2007, CDSCs received by JH Funds amounted to $189,574 for Class B shares and $4,018 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., (Signature Services), an indirect subsidiary of JHLICO. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset values, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $124,738. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated

Regional Bank Fund  21

Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as another asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended October 31, 2006, and the period ended April 30, 2007, along with the corresponding dollar value.

		Year ended 10-31-06	Period ended 4-30-07[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	3,206,553	$130,407,227	1,808,780	$71,962,998
Distributions reinvested	4,713,359	183,801,639	5,723,737	214,456,147
Repurchased	(8,300,298)	(336,650,767)	(4,868,109)	(186,421,836)
Net increase (decrease)	(380,386)	($22,441,901)	2,664,408	$99,997,309

Class B shares

Sold	351,447	$14,187,859	127,855	$4,862,875
Distributions reinvested	944,922	36,432,133	750,181	27,804,521
Repurchased	(4,277,521)	(171,784,462)	(2,146,769)	(84,016,618)
Net decrease	(2,981,152)	($121,164,470)	(1,268,733)	($51,349,222)

Class C shares

Sold	200,024	$8,047,782	62,065	$2,376,561
Distributions reinvested	118,212	4,560,133	152,312	5,646,710
Repurchased	(275,112)	(11,019,981)	(203,467)	(7,651,782)
Net increase	43,124	$1,587,934	10,910	$371,489

Net increase (decrease)	(3,318,414)	($142,018,437)	1,406,585	$49,019,576

[1]Semiannual period from 11-1-06 through 4-30-07. Unaudited.

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2007, aggregated $143,147,034 and $344,796,765, respectively.

The cost of investments owned on April 30, 2007, including short-term investments, for federal income tax purposes, was $709,190,494 Gross unrealized appreciation and depreciation of investments aggregated $1,131,486,226 and $10,187,744, respectively, resulting in net unrealized appreciation of $1,121,298,482. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

22  Regional Bank Fund

Note 5
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended April 30, 2007, is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	value

Independent Bank Corp. (MA)
bought: none, sold: none	735,000	735,000	—	$242,550	$21,829,500

Total				$242,550	$21,829,500

Regional Bank Fund  23

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Regional
Bank Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust II (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Regional Bank Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals; and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

24

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the five-year period was higher than the performance of the Peer Group and Category medians, and its benchmark index — the Dow Jones Financials Sector Index. However, the Board also noted that the performance of the Fund for the one-, three- and 10-year periods was lower than the median of its Category and Peer Group, and its benchmark index. The Adviser provided information to the Board regarding factors contributing to the Fund’s performance results, as well as the Adviser’s outlook and investment strategy for the near future. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Category and not appreciably higher than the median rate of the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, and other non-advisory fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Category and Peer Group medians. The Board noted that the Fund’s Expense Ratio was lower than the Category median and higher than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and plans for improving overall performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

25

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

26

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
Ronald R. Dion, Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†	Gordon M. Shone	One Wall Street
James F. Carlin	Treasurer	New York, NY 10286
William H. Cunningham	John G. Vrysen
Charles L. Ladner*	Chief Operations Officer	Transfer agent
Dr. John A. Moore*		John Hancock Signature
Patti McGill Peterson*		Services, Inc.
Steven R. Pruchansky	Investment adviser	One John Hancock Way,
*Members of the Audit Committee	John Hancock Advisers, LLC	Suite 1000
†Non-Independent Trustee	601 Congress Street	Boston, MA 02217-1000
Boston, MA 02210-2805

Officers	Subadviser	Legal counsel
Keith F. Hartstein	MFC Global Investment	Kirkpatrick & Lockhart
President and	Management (U.S.), LLC	Preston Gates Ellis LLP
Chief Executive Officer	101 Huntington Avenue	One Lincoln Street
Thomas Kinzler	Boston, MA 02199	Boston, MA 02111-2950
Secretary and Chief Legal Officer
Francis V. Knox, Jr.	Principal distributor
Chief Compliance Officer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

28

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY
Balanced Fund
Classic Value Fund
Classic Value Fund II
Classic Value Mega Cap Fund
Core Equity Fund
Global Shareholder Yield Fund
Growth Fund
Growth Opportunities Fund
Growth Trends Fund
Intrinsic Value Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund

ASSET ALLOCATION
Allocation Core Portfolio
Allocation Growth + Value Portfolio
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio
Lifecycle 2030 Portfolio
Lifecycle 2035 Portfolio
Lifecycle 2040 Portfolio
Lifecycle 2045 Portfolio
Lifecycle Retirement Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

INTERNATIONAL
Greater China Opportunities Fund
International Allocation Portfolio
International Classic Value Fund
International Core Fund
International Growth Fund

INCOME
Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

TAX-FREE INCOME
California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

MONEY MARKET
Money Market Fund
U.S. Government Cash Reserve

CLOSED-END
Bank and Thrift Opportunity Fund
Financial Trends Fund, Inc.
Income Securities Trust
Investors Trust
Patriot Premium Dividend Fund II
Patriot Select Dividend Trust
Preferred Income Fund
Preferred Income II Fund
Preferred Income III Fund
Tax-Advantaged Dividend Income Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

010SA 4/07
           6/07

John Hancock MUTUAL FUNDS

John Hancock

Small Cap Equity Fund

Semiannual Report

4.30.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 5

Notes to financial
statements
page 2 3

For more information
page 3 6

CEO corner

To Our Shareholders,

The U.S. financial markets produced solid results over the last six months. Positive economic news, stronger than expected corporate earnings and increased merger and acquisitions activity served to overcome concerns about inflation, energy costs and the troubled subprime mortgage market’s potential to put the brakes on the economy. This environment also led the Federal Reserve Board to hold short-term interest rates steady. Even with a sharp decline in late February, the broad stock market returned 8.60% for the six months ended April 30, 2007. The Dow Jones Industrial Average punched through the 13,000 mark for the first time in April and posted a string of new highs as the period ended.

After a remarkably long period of calm, the financial markets were rocked at the end of February by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. It also shook investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

Although the downturn lasted for less than a month before positive news stopped the fall, it was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the market’s recent moves, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the U.S. market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market.

The recent volatility could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon, not a sprint, approach to investing, stand a better chance of weathering the market’s short-term twists and turns, and reaching their long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks capital appreciation by normally investing at least 80% of its assets in equity securities of small-capitalization companies in the range of the Russell 2000 Index.

Over the last six months

► Stocks rallied thanks to better-than-expected earnings and robust merger activity.

► Sector trends and disappointing stock selection were the reasons behind the portfolio's underperformance of its benchmark index and peer group.

►Health care stocks contributed positively to performance, while information technology detracted the most from relative results.

Top 10 holdings

Force Protection, Inc.	3.7%	aQuantive, Inc.	2.1%

Euronet Worldwide, Inc.	2.7%	FormFactor, Inc.	2.1%

Trident Microsystems, Inc.	2.4%	InterOil Corp.	2.0%

Medis Technologies Ltd.	2.2%	Comtech Telecommunications Corp.	1.8%

Opsware, Inc.	2.1%	Concur Technologies, Inc.	1.8%

As a percentage of net assets on April 30, 2007.

Managers’ report

John Hancock

Small Cap Equity Fund

The U.S. stock market enjoyed a solid rally during the six months ended April 30, 2007. The U.S. economy grew progressively weaker during the period, primarily due to a sharp decline in the housing market. Nonetheless, stocks gained steadily as merger and acquisition activity remained robust and corporate profits continued to grow at a higher-than-expected rate.

The only hiccup for the stock market during the six-month period occurred in late February, when a slump in the Chinese stock market and growing problems in the subprime mortgage lending industry led to a sudden drop in U.S. stock prices. However, the market recovered in March and continued its ascent through the end of the period. For the six months, the broad stock indexes gained about 9% overall. Small-cap stocks lagged their mid- and large-cap counterparts, as they often do in a slowing economic environment.

Fund performance

For the six months ended April 30, 2007, John Hancock Small Cap Equity Fund’s Class A, Class B, Class C, Class I and Class R1 shares posted total returns of 3.23%, 2.88%, 2.93%, 3.61% and 3.07%, respectively, at net asset value. This performance trailed the 8.80% average return of Morningstar, Inc.’s small growth fund category1 and the 8.41% return of the Fund’s old benchmark, the Standard & Poor’s SmallCap 600 Index. Going forward, the Fund will measure

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE. . . AND WHAT’S BEHIND THE NUMBERS

FARO Technologies	▲	Healthy demand boosted maker of measuring systems and
inspection devices
Stratasys	▲	Improving profit margins on its rapid prototyping products provided a strong boost to earnings
Evergreen Energy	▼	Investors expressed doubts about the company’s cleaner-burning coal technology

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
Alan E. Norton, CFA, and Henry E. Mehlman, CFA

itself against the Russell 2000 Growth Index, which better represents the Fund and its strategy of investing in small-cap growth stocks. It returned 7.42% in the period. Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

“The U.S. stock market enjoyed a
solid rally during the six months
ended April 30, 2007.”

The six-month period was not a favorable one for our disciplined, balanced investment strategy — investing in high-quality small-cap companies with robust earnings growth, improving profit margins, strong balance sheets and a dominant market position. Market leadership was narrow and concentrated in several segments that are not typical “growth” areas, such as energy and materials (driven higher by rising commodity prices), as well as utilities and real estate investment trusts (boosted by demand for yield). Our emphasis remained on the more traditional growth sectors — health care, information technology and consumer discretionary — which generally lagged during the period.

Technology names weighed on results

Another factor contributing to our underperformance during the period was stock selection; several individual holdings had a significant negative impact on results, especially in the information technology sector. The biggest detractor from performance relative to the benchmark index was Medis Technologies Ltd., which we mentioned as one of the portfolio’s best performers in our last shareholder report. Medis makes micro-fuel-cell packs that power small portable electronic devices, like cell phones and iPods. Commercialization of the power packs is slated for the third quarter of 2007 as Medis begins production from its newly constructed automated line, and

Small Cap Equity Fund

the company recently announced a relationship with Microsoft that we believe could have great importance going forward. However, a number of investors are skeptical about the company’s prospects, and short-selling interest in the stock is high. Consequently, Medis can be a volatile stock, and the skeptics won out during the past six months. We believe Medis is fundamentally as strong as it has ever been, and it remains one of the portfolio’s largest holdings.

Another disappointing performer was I.D. Systems, Inc., which makes wireless asset-tracking software for industrial applications. For example, the company produces software to monitor usage and maintenance on forklift fleets, helping improve productivity and reduce costs. I.D. Systems has two major customers — Wal-Mart and the U.S. Postal Service — and four more potential pilot projects in Europe. The company’s reliance on two large clients has led to inconsistent financial results, and investors punished the stock for an earnings shortfall in the fourth quarter of 2006. Taking a longer-term view, we see a significant opportunity in this stock as its technology becomes more widespread.

Mergers boost health care stocks

The portfolio’s health care holdings contributed favorably to performance compared with the benchmark index. Merger activity was the key factor in this sector of the portfolio as several holdings were acquired during the period. The portfolio’s top performance contributor was Adeza Biomedical, which makes diagnostic products for pregnancy-related disorders, such as detecting premature delivery. Adeza was bought by Cytyc in April at a 50% premium. IntraLase Corp., which makes vision correction lasers, was another top contributor, rising sharply after being acquired by Advanced Medical Optics.

INDUSTRY DISTRIBUTION[2]

Information technology	23%
Health care	20%
Consumer discretionary	20%
Industrials	18%
Financials	10%
Energy	4%
Telecommunication
services	3%
Consumer staples	1%
Materials	1%

Although health care added value overall, the portfolio’s biggest decliner was a health care stock — biotechnology firm AtheroGenics, Inc. The stock plummeted after the company’s major heart disease drug failed to achieve its primary goal in a late-stage clinical trial. In the wake of this result, we eliminated the stock from the portfolio after the period ended.

Small Cap Equity Fund

Other winners

The highest return in the portfolio came from Force Protection, Inc., which gained nearly 200% during the six-month period. Force Protection makes armored vehicles for the military, and the company’s revolutionary new design has provided better protection for soldiers against roadside explosive devices. The military is ramping up orders for these vehicles as potential replacements for its ubiquitous Humvee, and, as a result, the stock rallied sharply.

“…several individual holdings
had a significant negative impact
on results, especially in the
information technology sector. “

One other takeout in the portfolio during the period was SafeNet, which was taken private by Vector Capital. SafeNet makes encryption software, and the federal government is one of its biggest clients. The company struggled in 2005 with earnings shortfalls and stock option issues, but SafeNet recovered from these problems in 2006, attracting the buyout offer from Vector.

Outlook

We believe that we have reached an inflection point for high-quality growth stocks. Although the economy has clearly slowed, we do not foresee a recession looming on the horizon. We anticipate a slower but relatively stable economic environment, which could bode well for the types of stocks in which we invest — higher-quality small-cap companies that are able to maintain strong profit growth. Our target for portfolio companies is an earnings growth rate of about Delete all specs beforethis become increasingly attractive as the economy continues to downshift, leading to a deceleration in the explosive earnings growth rates for many cyclical companies.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on April 30, 2007.

Small Cap Equity Fund

A look at performance

For the periods ended April 30, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	1-3-94	–7.15%	4.98%	10.60%	—	–1.94%	–7.15%	27.51%	173.99%	—

B	1-3-94	–7.84	4.99	10.55	—	–2.12	–7.84	27.55	172.73	—

C	5-1-98	–3.91	5.32	—	7.39%	1.93	–3.91	29.61	—	89.94%

I1	8-15-01	–1.71	6.75	—	2.69	3.61	–1.71	38.61	—	16.33

R1 [1]	8-5-03	–2.55	—	—	14.64	3.07	–2.55	—	—	66.62

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Small Cap Equity Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Small Cap Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in three separate indexes.

			With
	Period	Without	maximum
Class	beginning	sales charge	sales charge	Index 1	Index 2	Index 3

B2	4-30-97	$27,273	$27,273	$19,140	$26,893	$32,996

C2	5-1-98	18,994	18,994	13,278	18,803	22,358

I3	8-15-01	11,633	11,633	15,100	18,251	19,458

R1 [3]	8-5-03	16,662	16,662	17,117	18,589	19,375

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of April 30, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Growth Index — Index 1 — is an unmanaged index that measures performance of those companies within the Russell 2000 index with high price-to-book ratios and higher forecasted values.

Russell 2000 Index — Index 2 — is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

Standard & Poor’s SmallCap 600 Index — Index 3 — is an unmanaged index of 600 U.S. small-sized companies. It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

 2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Small Cap Equity Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■  Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2006, with the same investment held until April 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 11-1-06	on 4-30-07	ended 4-30-07[1]

Class A	$1,000.00	$1,032.30	$7.21

Class B	1,000.00	1,028.80	10.75

Class C	1,000.00	1,029.30	10.76

Class I	1,000.00	1,036.10	4.28

Class R1	1,000.00	1,030.70	9.26

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Small Cap Equity Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2006, with the same investment held until April 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 11-1-06	on 4-30-07	ended 4-30-07[1]

Class A	$1,000.00	$1,017.70	$7.16

Class B	1,000.00	1,014.20	10.68

Class C	1,000.00	1,014.20	10.68

Class I	1,000.00	1,020.59	4.25

Class R1	1,000.00	1,015.67	9.20

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.44%, 2.14%, 2.14%, 0.84% and 1.84% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

Small Cap Equity Fund

Fund’s investments

F I N A N C I A L  S T A T E M E N T S

Securities owned by the Fund on 4-30-07 (unaudited)

This schedule is divided into three main categories: common stocks, warrants and short-
term investments. Common stocks and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 100.28%		$805,001,581

(Cost $722,559,164)

Aerospace & Defense 5.69%		45,713,038

Argon ST, Inc. (I)	457,589	11,993,408

Force Protection, Inc. (I)(K)	1,372,000	29,772,400

Force Protection, Inc. (I)	181,900	3,947,230

Apparel Retail 1.03%		8,248,138

Hibbett Sports, Inc. (I)	282,955	8,248,138

Biotechnology 3.12%		25,018,997

Advanced Magnetics, Inc. (I)	126,850	8,346,730

AtheroGenics, Inc. (I)	419,040	1,403,784

Exelixis, Inc. (I)	637,250	6,844,065

Martek Biosciences Corp. (I)	390,200	8,424,418

Broadcasting & Cable TV 0.45%		3,608,280

XM Satellite Radio Holdings, Inc. (Class A) (I)	308,400	3,608,280

Building Products 0.18%		1,411,200

Modtech Holdings, Inc. (I)	504,000	1,411,200

Casinos & Gaming 2.98%		23,900,140

Bally Technologies, Inc. (I)	505,900	11,838,060

Pinnacle Entertainment, Inc. (I)	251,000	7,048,080

Progressive Gaming International Corp. (I)	1,150,000	5,014,000

Coal & Consumable Fuels 0.65%		5,185,800

Evergreen Energy, Inc. (I)	860,000	5,185,800

Communications Equipment 0.56%		4,515,000

SeaChange International, Inc. (I)	525,000	4,515,000

Computer Hardware 1.23%		9,864,851

Stratasys, Inc. (I)	207,550	9,864,851

Computer Storage & Peripherals 1.38%		11,079,930

LaserCard Corp. (I)(W)	920,260	11,079,930

Construction & Engineering 1.43%		11,517,483

Stantec, Inc. (Canada) (E)(I)	385,130	11,517,483

Construction Materials 1.28%		10,293,250

Headwaters, Inc. (I)	475,000	10,293,250

See notes to financial statements

Small Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Consumer Finance 1.46%		$11,697,265

Infinity Property & Casualty Corp.	251,500	11,697,265

Diversified Banks 0.90%		7,222,600

PrivateBancorp, Inc.	220,000	7,222,600

Diversified Chemicals 0.51%		4,113,762

American Vanguard Corp.	278,333	4,113,762

Diversified Commercial & Professional Services 4.65%		37,320,333

Corrections Corp. of America (I)	181,900	10,331,920

Hill International, Inc. (I)	674,052	4,974,504

Providence Service Corp. (I)	399,100	9,570,418

Quixote Corp.	160,000	3,200,000

Team, Inc. (I)	268,550	9,243,491

Diversified Financial Services 4.38%		35,133,768

Euronet Worldwide, Inc. (I)	776,000	21,611,600

FTI Consulting, Inc. (I)	367,750	13,522,168

Drug Retail 1.01%		8,077,032

Matrixx Initiatives, Inc. (I)	448,724	8,077,032

Electrical Components & Equipment 3.98%		31,923,143

Color Kinetics, Inc. (I)	714,483	14,468,281

Medis Technologies Ltd. (I)	1,143,082	17,454,862

Electronic Equipment Manufacturers 4.00%		32,151,337

Actel Corp. (I)	670,000	9,808,800

FARO Technologies, Inc. (I)	399,400	12,772,812

Measurement Specialties, Inc. (I)	467,500	9,569,725

Employment Services 1.38%		11,081,392

Barrett Business Services, Inc. (I)	485,600	11,081,392

Health Care Equipment 8.93%		71,722,770

Caliper Life Sciences, Inc. (I)	919,254	5,202,978

Electro-Optical Sciences, Inc. (I)(K)(W)	177,590	795,603

Electro-Optical Sciences, Inc. (I)(W)	697,200	3,123,456

Kyphon, Inc. (I)	236,800	11,037,248

Neurometrix, Inc. (I)	372,250	3,767,170

NuVasive, Inc. (I)	509,435	13,128,140

ResMed, Inc. (I)	256,800	10,852,368

SenoRx, Inc. (I)	375,850	2,988,007

Somanetics Corp. (I)	550,000	10,395,000

Sonosite, Inc.	360,000	10,432,800

Health Care Services 3.15%		25,278,762

Allscripts Healthcare Solutions, Inc. (I)	502,000	13,277,900

HealthExtras, Inc. (I)	387,750	12,000,862

Health Care Supplies 1.54%		12,355,591

ev3, Inc. (I)	392,260	7,001,841

Northstar Neuroscience, Inc. (I)	393,080	5,353,750

See notes to financial statements

Small Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Health Care Technology 0.86%		$6,892,581

Vital Images, Inc. (I)	223,350	6,892,581

Homefurnishing Retail 1.01%		8,106,151

Select Comfort Corp. (I)	437,225	8,106,151

Industrial Machinery 2.31%		18,570,572

Flow International Corp. (I)	879,000	10,231,560

Raven Industries, Inc.	288,647	8,339,012

Internet Software & Services 4.28%		34,365,621

aQuantive, Inc. (I)	560,750	17,164,558

Opsware, Inc. (I)	2,142,100	17,201,063

Movies & Entertainment 1.32%		10,604,175

Imax Corp. (Canada) (I)(L)(W)	2,079,250	10,604,175

Multi-Line Insurance 0.42%		3,362,552

United Fire & Casualty Co.	91,498	3,362,552

Oil & Gas Drilling 3.21%		25,807,590

InterOil Corp. (Canada) (I)	578,000	16,403,640

TETRA Technologies, Inc. (I)	355,000	9,403,950

Oil & Gas Equipment & Services 1.27%		10,208,730

Superior Energy Services, Inc. (I)	281,000	10,208,730

Packaged Foods & Meats 0.07%		580,931

Galaxy Nutritional Foods, Inc. (I)	806,848	580,931

Pharmaceuticals 1.78%		14,268,240

Medicis Pharmaceutical Corp. (Class A)	469,350	14,268,240

Property & Casualty Insurance 1.04%		8,345,200

ProAssurance Corp. (I)	155,000	8,345,200

Regional Banks 4.22%		33,900,000

Boston Private Financial Holdings, Inc.	367,700	10,225,737

IBERIABANK Corp.	167,475	8,790,763

Pacific Mercantile Bancorp. (I)	300,000	4,284,000

Umpqua Holdings Corp.	425,000	10,599,500

Restaurants 3.41%		27,407,289

Buffalo Wild Wings, Inc. (I)	61,550	4,017,984

McCormick & Schmick’s Seafood Restaurants, Inc. (I)	504,090	13,494,489

Texas Roadhouse, Inc. (Class A) (I)	676,800	9,894,816

Semiconductor Equipment 5.99%		48,067,183

Cymer, Inc. (I)	240,000	9,722,400

FormFactor, Inc. (I)	408,100	16,850,449

Mattson Technology, Inc. (I)	1,204,000	12,172,440

Supertex, Inc. (I)	284,638	9,321,894

Semiconductors 2.41%		19,343,651

Trident Microsystems, Inc. (I)	911,147	19,343,651

See notes to financial statements

Small Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Specialty Stores 1.26%		$10,123,343

A.C. Moore Arts & Crafts, Inc. (I)	493,100	10,123,343

Systems Software 3.73%		29,919,542

Access Integrated Technologies, Inc. (I)	741,500	4,597,300

Concur Technologies, Inc. (I)	814,600	14,475,442

Progress Software Corp. (I)	360,000	10,846,800

Technology Distributors		10,816,040

iRobot Corp. (I)	682,400	10,816,040

Telecommunication Services 1.82%		14,610,100

Comtech Telecommunications Corp. (I)	386,000	14,610,100

Trucking 1.36%		10,893,228

Celadon Group, Inc. (I)	661,800	10,893,228

Wireless Telecommunication Services 1.29%		10,375,000

I.D. Systems, Inc. (I)(W)	830,000	10,375,000

Issuer	Shares	Value

Warrants 0.00%		$0
(Cost $0)

Health Care Equipment 0.00%		0

Electro-Optical Sciences, Inc. (B)	26,639	0

Systems Software 0.00%		0

Access Integrated Technologies, Inc. (B)	75,000	0

Issuer, description	Shares	Value

Short-term investments 0.39%		$3,108,450
(Cost $3,108,450)
Cash Equivalents 0.39%		3,108,450

John Hancock Cash Investment Trust (T)(W)	3,108,450	3,108,450

Total investments (Cost $725,667,614) 100.67%		$808,110,031

Other assets and liabilities, net (0.67%)		($5,364,686)

Total net assets 100.00%		$802,745,345

See notes to financial statements

Small Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $0 and 0.00% of the Fund’s net assets as of April 30, 2007.

(E) Parenthetical disclosure of a foreign country in the security description represents country of local currency; par value is expressed in local currency.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund’s bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is shown below:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	net assets	April 30, 2007

Electro Optical Sciences, Inc.
common stock	10-31-06	$1,012,263	0.10%	$795,603

Force Protection, Inc.
common stock	7-21-06	9,488,450	3.71	29,772,400

Total 3.81%				$30,568,003

(L) All or a portion of this security is on loan as of April 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Small Cap Equity Fund

Financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 4-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value including $2,932,500 of securities loaned
Unaffiliated issuers (cost $671,362,637)	$772,131,867
Affiliated issuers (cost $54,304,977)	35,978,164
Receivable for investments sold	12,714,748
Receivable for shares sold	225,863
Dividends and interest receivable	33,093
Other assets	222,641
Total assets	821,306,376

Liabilities

Due to custodian	8,705,464
Payable for investments purchased	3,166,504
Payable for shares repurchased	2,124,290
Payable upon return of securities loaned	3,108,450
Payable to affiliates
Management fees	488,603
Distribution and service fees	53,117
Other	473,588
Other payables and accrued expenses	441,015
Total liabilities	18,561,031

Net assets

Capital paid-in	1,024,271,229
Accumulated net realized loss on investments and foreign currency transactions	(298,454,583)
Net unrealized appreciation of investments and translation of assets
and liabilities in foreign currencies	82,443,522
Accumulated net investment loss	(5,514,823)
Net assets	$802,745,345

Net asset value per common share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($557,166,093 ÷ 24,531,155 shares)	$22.71
Class B ($162,910,297 ÷ 7,722,887 shares)	$21.09
Class C ($46,135,842 ÷ 2,186,922 shares)	$21.10
Class I ($33,968,115 ÷ 1,442,555 shares)	$23.55
Class R1 ($2,564,998 ÷ 113,941 shares)	$22.51

Maximum offering price per share

Class A1 ($22.71 ÷ 95%)	$23.91

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Small Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$777,566
Securities lending	430,648
Interest	196,548

Total investment income	1,404,762

Expenses

Investment management fees (Note 2)	2,946,311
Distribution and service fees (Note 2)	2,018,940
Class A, B and C transfer agent fees (Note 2)	1,427,530
Class I transfer agent fees (Note 2)	5,893
Class R1 transfer agent fees	6,873
Accounting and legal services fees (Note 2)	54,048
Compliance fees	8,869
Custodian fees	91,586
Printing fees	85,070
Blue sky fees	29,503
Professional fees	23,349
Interest	22,819
Trustees’ fees	15,566
Securities lending fees	14,699
Miscellaneous	28,057

Total expenses	6,779,113

Net investment loss	(5,374,351)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	25,491,011
Foreign currency transactions	(1,515)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	10,386,756
Investments in affiliated issuers	(3,785,714)
Translation of assets and liabilities in foreign currencies	1,105

Net realized and unrealized gain	32,091,643

Increase in net assets from operations	$26,717,292

1 Semiannual period from 11-1-06 through 4-30-07. Unaudited.

See notes to financial statements

Small Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

	Year	Period
	ended	ended
	10-31-06	4-30-07[1]

Increase (decrease) in net assets

From operations
Net investment loss	($8,735,854)	($5,374,351)
Net realized gain	30,063,910	25,489,496
Change in net unrealized appreciation (depreciation)	(19,507,641)	6,602,147

Increase in net assets resulting from operations	1,820,415	26,717,292

From Fund share transactions	459,052,636	(112,975,354)

Net assets

Beginning of period	428,130,356	889,003,407
End of period[2]	$889,003,407	$802,745,345

1 Semiannual period from 11-1-06 through 4-30-07. Unaudited.
2 Includes accumulated net investment loss of $140,472 and $5,514,823, respectively.

See notes to financial statements

Small Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-02[1]	10-31-03	10-31-04	10-31-05	10-31-06	4-30-07[2]

Per share operating performance

Net asset value,
beginning of period	$16.59	$11.43	$15.61	$17.38	$20.00	$22.00
Net Investment loss[3]	(0.16)	(0.12)	(0.13)	(0.20)	(0.21)	(0.12)
Net realized and unrealized
gain (loss) on investments	(4.83)	4.30	1.90	2.82	2.21	0.83
Total from investment operations	(4.99)	4.18	1.77	2.62	2.00	0.71
Less distributions
From net realized gain	(0.17)	—	—	—	—	—

Net asset value, end of period	$11.43	$15.61	$17.38	$20.00	$22.00	$22.71
Total return[4] (%)	(30.44)	36.57	11.34[5]	15.07[5]	10.00[5]	3.23[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$201	$220	$213	$214	$620	$557
Ratio of net expenses to average
net assets (%)	1.58	1.83	1.48	1.42	1.40	1.44[10]
Ratio of gross expenses to average
net assets (%)	1.58	1.83	1.51[6]	1.47[6]	1.42[6]	1.44[10]
Ratio of net investment loss
to average net assets (%)	(1.00)	(0.91)	(0.79)	(1.05)	(1.00)	(1.10)[10]
Portfolio turnover (%)	44	52	54	38	30	13[8]

See notes to financial statements

Small Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-02[1]	10-31-03	10-31-04	10-31-05	10-31-06	4-30-07[2]

Per share operating performance

Net asset value,
beginning of period	$16.02	$10.96	$14.85	$16.43	$18.77	$20.50
Net Investment loss[3]	(0.26)	(0.19)	(0.24)	(0.31)	(0.34)	(0.19)
Net realized and unrealized
gain (loss) on investments	(4.63)	4.08	1.82	2.65	2.07	0.78
Total from investment operations	(4.89)	3.89	1.58	2.34	1.73	0.59
Less distributions
From net realized gain	(0.17)	—	—	—	—	—
Net asset value, end of period	$10.96	$14.85	$16.43	$18.77	$20.50	$21.09
Total return[4] (%)	(30.90)	35.49	10.64[5]	14.24[5]	9.22[5]	2.88[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$175	$191	$168	$140	$189	$163
Ratio of net expenses to average
net assets (%)	2.28	2.53	2.18	2.12	2.10	2.14[10]
Ratio of gross expenses to average
net assets (%)	2.28	2.53	2.21[6]	2.17[6]	2.12[6]	2.14[10]
Ratio of net investment loss
to average net assets (%)	(1.70)	(1.61)	(1.48)	(1.75)	(1.71)	(1.80)[10]
Portfolio turnover (%)	44	52	54	38	30	13[8]

See notes to financial statements

Small Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-02[1]	10-31-03	10-31-04	10-31-05	10-31-06	4-30-07[2]

Per share operating performance

Net asset value,
beginning of period	$16.02	$10.96	$14.86	$16.43	$18.77	$20.50
Net Investment loss[3]	(0.26)	(0.20)	(0.24)	(0.31)	(0.35)	(0.19)
Net realized and unrealized
gain (loss) on investments	(4.63)	4.10	1.81	2.65	2.08	0.79
Total from investment operations	(4.89)	3.90	1.57	2.34	1.73	0.60
Less distributions
From net realized gain	(0.17)	—	—	—	—	—
Net asset value, end of period	$10.96	$14.86	$16.43	$18.77	$20.50	$21.10
Total return[4] (%)	(30.90)	35.58	10.57[5]	14.24[5]	9.22[5]	2.93[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$63	$74	$59	$48	$54	$46
Ratio of net expenses to average
net assets (%)	2.28	2.52	2.17	2.12	2.10	2.14[10]
Ratio of gross expenses to average
net assets (%)	2.28	2.52	2.20[6]	2.17[6]	2.12[6]	2.14[10]
Ratio of net investment loss
to average net assets (%)	(1.70)	(1.61)	(1.47)	(1.75)	(1.71)	(1.80)[10]
Portfolio turnover (%)	44	52	54	38	30	13[8]

See notes to financial statements

Small Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	10-31-02[1]	10-31-03	10-31-04	10-31-05	10-31-06	4-30-07[2]

Per share operating performance
Net asset value,
beginning of period	$16.61	$11.53	$15.86	$17.77	$20.56	$22.73
Net Investment loss[3]	(0.09)	(0.02)	(0.03)	(0.10)	(0.10)	(0.06)
Net realized and unrealized
gain (loss) on investments	(4.82)	4.35	1.94	2.89	2.27	0.88
Total from investment operations	(4.91)	4.33	1.91	2.79	2.17	0.82
Less distributions
From net realized gain	(0.17)	—	—	—	—	—
Net asset value, end of period	$11.53	$15.86	$17.77	$20.56	$22.73	$23.55
Total return[4] (%)	(29.91)	37.55	12.04	15.70	10.55	3.61[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$14	$17	$21	$25	$23	$34
Ratio of net expenses to average
net assets (%)	1.28	1.03	0.86	0.87	0.85	0.84[10]
Ratio of net investment loss
to average net assets (%)	(0.69)	(0.12)	(0.19)	(0.50)	(0.45)	(0.53)[10]
Portfolio turnover (%)	44	52	54	38	30	13[8]

See notes to financial statements

Small Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	10-31-03[7]	10-31-04	10-31-05	10-31-06	4-30-07[2]

Per share operating performance

Net asset value, beginning of period	$13.51	$15.60	$17.35	$19.96	$21.84
Net Investment loss[3]	(0.03)	(0.16)	(0.20)	(0.17)	(0.17)
Net realized and unrealized
gain on investments	2.12	1.91	2.81	2.05	0.84
Total from investment operations	2.09	1.75	2.61	1.88	0.67
Less distributions
Net asset value, end of period	$15.60	$17.35	$19.96	$21.84	$22.51
Total return[4] (%)	15.47[8]	11.22	15.04	9.42	3.07[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]	$2	$2	$3
Ratio of net expenses to average
net assets (%)	1.66[10]	1.62	1.44	1.81	1.84[10]
Ratio of net investment (loss)
to average net assets (%)	(0.86)[10]	(0.96)	(1.07)	(1.43)	(1.51)[10]
Portfolio turnover (%)	52[8]	54	38	30	13[8]

1 Audited by previous auditor.
2 Semiannual period from 11-1-06 through 4-30-07. Unaudited.
3 Based on the average of the shares outstanding.
4 Assumes dividend reinvestment and does not reflect the effect of sales charges.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not take into consideration expense reductions during the periods shown.
7 Class R1 shares began operations on 8-5-03.
8 Not annualized.
9 Less than $500,000.
10 Annualized.

See notes to financial statements

Small Cap Equity Fund

Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock Small Cap Equity Fund (the Fund) is a diversified series of John Hancock Investment Trust II (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund
are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in  John Hancock Cash Investment Trust, an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London Time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Small Cap Equity Fund

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At April 30, 2007, the Fund loaned securities having a market value of $2,932,500 collateralized by securities in the amount of $3,108,450. The cash collateral was invested in John Hancock Cash Investment Trust. Securities lending expenses are paid by the Fund to the lending agent.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York (BNY), the Swing Line Leader and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNY, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2007.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls

Small Cap Equity Fund

will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or notional) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract’s terms (credit risk) or if the Fund is unable to offset a contract with a counterparty on a timely basis (liquidity risk). Exchange-traded options have minimal credit risk as the exchanges act as counter-parties to each transaction and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

The Fund had no written option transactions during the period ended April 30, 2007.

Short sales

The Fund, in “selling short”, sells borrowed securities, which must at some date be repurchased and returned to the lender. The risk associated with this practice is that, if the market value of securities sold short increases, the Fund may realize losses upon repurchase at prices which may exceed the prices used in determining the liability on the Fund’s Statement of Assets and Liabilities. Further, in unusual circumstances, the Fund may be unable to repurchase securities to close its short positions except at prices above those previously quoted in the market. The fund had no open positions in short sales on April 30, 2007.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency-denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on April 30, 2007.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $323,688,086 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains.

To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2007 — $2,041,421,

Small Cap Equity Fund

October 31, 2008 — $813,916, October 31, 2009 — $113,938,024, October 31, 2010 — $139,953,021, October 31, 2011 — $65,557,630 and October 31, 2014 — $1,384,074. Availability of a certain amount of the loss carryforward may be limited in a given year. The John Hancock Focused Small Cap Growth Fund was acquired on Septem-ber 26, 2003, by the John Hancock Small Cap Growth Fund. The John Hancock Small Cap Growth Fund was acquired on April 7, 2006, by the John Hancock Small Cap Equity Fund.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than April 30, 2008.

In September 2006, FASB Standard No. 157,

Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, capital gains and repatriation taxes imposed by certain countries in which the Fund invests, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the year ended October 31, 2006. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.70% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.685% of the Fund’s average daily net asset value in excess of $1,000,000,000.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser.

Small Cap Equity Fund

The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Expenses under the agreements described above for the period ended April 30, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$885,414
Class B	878,067
Class C	249,211
Class R1	6,248
Total	$2,018,940

Class A shares are assessed up-front sales charges. During the period ended April 30, 2007, JH Funds received net up-front sales charges of $141,471 with regard to sales of Class A shares. Of this amount, $15,504 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $107,270 was paid as sales commissions to unrelated broker-dealers and $18,697 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2007, CDSCs received by JH Funds amounted to $167,849 for Class B shares and $2,431 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. For Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Class R1 average net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $54,048. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaf-filiated Trustees may elect to defer, for tax purposes, their receipt of this compensation

Small Cap Equity Fund

under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset.

The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold, issued in reorganization and repurchased during the year ended October 31, 2006, and the period ended April 30, 2007, along with the corresponding dollar value.

	Year ended 10-31-06		Period ended 4-30-07[1]
	Shares	Amount	Shares	Amount

Class A shares

Sold	4,059,692	$88,211,122	1,331,724	$29,900,497
Issued in reorganization	19,990,293	466,529,456	—	—
Repurchased	(6,538,284)	(139,814,860)	(5,001,426)	(111,979,418)
Net increase (decrease)	17,511,701	$414,925,718	(3,669,702)	($82,078,921)

Class B shares

Sold	500,004	$10,141,029	195,462	$4,077,552
Issued in reorganization	4,675,296	102,097,249	—	—
Repurchased	(3,426,759)	(68,699,904)	(1,689,935)	(35,327,998)
Net increase (decrease)	1,748,541	$43,538,374	(1,494,473)	($31,250,446)

Class C shares

Sold	206,524	$4,247,033	49,897	$1,043,968
Issued in reorganization	711,155	15,531,563	—	—
Repurchased	(817,335)	(16,390,982)	(510,007)	(10,637,478)
Net increase (decrease)	100,344	$3,387,614	(460,110)	($9,593,510)

Class I shares

Sold	455,003	$10,290,891	688,782	$15,973,649
Issued in reorganization	89,674	2,156,522	—	—
Repurchased	(727,716)	(15,793,795)	(261,197)	(6,094,190)
Net increase (decrease)	(183,039)	($3,346,382)	427,585	$9,879,459

Class R1 shares

Sold	71,176	$1,533,384	45,819	$1,021,060
Repurchased	(45,370)	(986,072)	(42,756)	(952,996)
Net increase	25,806	$547,312	3,063	$68,064

Net increase (decrease)	19,203,353	$459,052,636	(5,193,637)	($112,975,354)

1 Semiannual period from 11-1-06 through 4-30-07. Unaudited.

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2007, aggregated $111,362,948 and $208,780,125, respectively.

The cost of investments owned on April 30, 2007, including short-term investments, for federal income tax purposes, was

Small Cap Equity Fund

$725,837,325. Gross unrealized appreciation and depreciation of investments aggregated $157,524,571 and $75,251,865, respectively, resulting in net unrealized appreciation of $82,272,706. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 5
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended April 30, 2007, is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	loss	income	value

Electro-Optical Sciences, Inc.
bought: none
sold: none	697,200	697,200	—	—	$3,123,456
bought: none
sold: none	177,590[1]	177,590	—	—	795,603

I.D. Systems, Inc.
bought: 295,000 shares
sold: none	535,000	830,000	—	—	10,375,000

Imax Corp.
bought: 263,400 shares
sold: none	1,815,850	2,079,250	—	—	10,604,175

Lasercard Corp.
bought: none
sold: none	920,260	920,260	—	—	11,079,930

Total			—	—	$35,978,164

1 Direct placement security.

Note 6 Reorganization

On December 6, 2005, the shareholders of John Hancock Small Cap Growth Fund (Small Cap Growth Fund) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Small Cap Growth Fund in exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 19,990,293 Class A shares, 4,675,296 Class B shares, 711,155 Class C shares and 89,674 of Class I shares of the Fund for the net assets of the Small Cap Growth Fund, which amounted to $466,529,456, $102,097,249, $15,531,563 and $2,156,522 for Class A, Class B, Class C and Class I shares of the Small Cap Growth Fund, respectively,  including the total of $13,183,486 of unrealized appreciation, after the close of business on April 7, 2006.

Small Cap Equity Fund

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Small Cap
Equity Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust II (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Small Cap Equity Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals; and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed, with a representative of Morningstar, the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the Fund’s performance during the one-, three- and ten-year periods ended December 31, 2005 was higher than the performance of the Peer Group and Category medians, and its benchmark index — the Russell 2000 Growth Index. The Board noted that, although the Fund’s performance was generally competitive with the performance of the Peer Group and Category medians during the five-year period, the performance of the Fund was lower than the Peer Group and Category medians and higher than the performance of the benchmark index.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advi sory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered peer-adjusted comparisons for the transfer agent fees. The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were lower than the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual

Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
Ronald R. Dion, Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†	Gordon M. Shone	One Wall Street
James F. Carlin	Treasurer	New York, NY 10286

William H. Cunningham	John G. Vrysen	Transfer agent
Charles L. Ladner*	Chief Operations Officer	John Hancock Signature
Dr. John A. Moore*		Services, Inc.
Patti McGill Peterson*	Investment adviser	One John Hancock Way,
Steven R. Pruchansky	John Hancock Advisers, LLC	Suite 1000
*Members of the Audit Committee	601 Congress Street	Boston, MA 02217-1000
†Non-Independent Trustee	Boston, MA 02210-2805
Legal counsel
Officers	Subadviser	Kirkpatrick & Lockhart
Keith F. Hartstein	MFC Global Investment	Preston Gates Ellis LLP
President and	Management (U.S.), LLC	One Lincoln Street
Chief Executive Officer	101 Huntington Avenue	Boston, MA 02111-2950

Thomas Kinzler	Boston, MA 02199
Secretary and Chief Legal Officer	Principal distributor

Francis V. Knox, Jr.	John Hancock Funds, LLC
Chief Compliance Officer	601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

J O H N   H A N C O C K   F AM I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Classic Value Mega Cap Fund	International Core Fund
Core Equity Fund	International Growth Fund
Global Shareholder Yield Fund
Growth Fund	INCOME
Growth Opportunities Fund	Bond Fund
Growth Trends Fund	Government Income Fund
Intrinsic Value Fund	High Yield Fund
Large Cap Equity Fund	Investment Grade Bond Fund
Large Cap Select Fund	Strategic Income Fund
Mid Cap Equity Fund
Multi Cap Growth Fund	TAX-FREE
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY-MARKET
Money Market Fund
ASSET ALLOCATION	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifecycle 2010 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2015 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2020 Portfolio	Income Securities Trust
Lifecycle 2025 Portfolio	Investors Trust
Lifecycle 2030 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2035 Portfolio	Patriot Select Dividend Trust
Lifecycle 2040 Portfolio	Preferred Income Fund
Lifecycle 2045 Portfolio	Preferred Income II Fund
Lifecycle Retirement Portfolio	Preferred Income III Fund
Lifestyle Aggressive Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

370SA 4/07
          6/07

John Hancock

MUTUAL FUNDS

John Hancock
Financial Industries Fund

Semiannual Report

4.30.07

CEO corner

Your fund at a glance
page 1

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 3

Notes to financial
statements
page 2 0

For more information
page 2 8

To Our Shareholders,

The U.S. financial markets produced solid results over the last six months. Positive economic news, stronger than expected corporate earnings and increased merger and acquisitions activity served to overcome concerns about inflation, energy costs and the troubled subprime mortgage market’s potential to put the brakes on the economy. This environment also led the Federal Reserve Board to hold short-term interest rates steady. Even with a sharp decline in late February, the broad stock market returned 8.60% for the six months ended April 30, 2007. The Dow Jones Industrial Average punched through the 13,000 mark for the first time in April and posted a string of new highs as the period ended.

After a remarkably long period of calm, the financial markets were rocked at the end of February by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. It also shook investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

Although the downturn lasted for less than a month before positive news stopped the fall, it was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the market’s recent moves, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the U.S. market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market.

The recent volatility could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon, not a sprint, approach to investing, stand a better chance of weathering the market’s short-term twists and turns, and reaching their long-term goals.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks capital appreciation by normally investing at least 80% of its assets in stocks of U.S. and foreign financial services companies of any size.

Over the last six months

► Stocks performed well despite slower economic and corporate earnings growth. Record merger and acquisition activity supported the market, as did continued low interest rates.

► Financial stocks lagged the broader market because of worry about exposure to subprime loans. In addition, banks lagged as the inverted yield curve hurt margins, and deposit competition continued.

► The Fund outperformed its benchmark thanks to effective stock selection among electronic payment processors, custody banks and insurance firms.

John Hancock Financial Industries Fund

Fund performance for the six months ended April 30, 2007.

Top 10 holdings
American International Group, Inc.	5.0%	Citigroup, Inc.	3.9%

Bank of America Corp.	4.6%	Bank of New York Co., Inc. (The)	3.8%

American Express Co.	4.6%	Merrill Lynch & Co., Inc.	3.8%

UBS AG	4.1%	State Street Corp.	3.4%

Wachovia Corp.	3.9%	Goldman Sachs Group, Inc. (The)	3.0%

As a percentage of net assets on April 30, 2007.

1

Managers’ report

John Hancock
Financial Industries Fund

On April 30, 2007, portfolio manager James K. Schmidt retired after more than 20 years of distinguished service with John Hancock.

Despite a bumpy ride, stocks managed healthy returns during the six months ended April 30, 2007, when the Standard & Poor’s 500 Index rose 8.60% . A slowdown in the housing market weighed on economic growth, which ran at a less-than-2% annual rate during the first quarter. In addition, earnings growth for the companies in the S&P 500 Index broke a long string of double-digit gains, but remained positive. However, stocks were supported by record merger and acquisition activity, including the largest-ever private equity buyout.

In this environment, financial shares underperformed the broader market, as the Standard & Poor’s 500 Financial Index returned 5.76% . The shares were weighed down by worry about exposure to subprime loans, either directly through loan portfolios or through underwriting and brokerage businesses. Nevertheless, virtually every industry segment produced a positive return. Life and health insurance firms made up one of the best-performing industry segments, up about 18%. In general, these firms benefited from positive pricing trends, some merger and acquisition activity, and having no exposure to the subprime lending issues that weighed on some other financial stocks. Financial groups whose revenues are tied to the market — such as investment banks, asset managers and custody banks — performed well thanks to continued robust capital markets and deal activity. At the

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ...AND WHAT’S BEHIND THE NUMBERS
First Data Corp	▲	Attractively valued, steadily growing business acquired during the period
Bank of New York	▲	Better-than-expected earnings; acquired Mellon Financial
HSBC Holdings	▼	Hurt by subprime exposure; refocusing on core business

2

Portfolio Managers, MFC Global Investment Management (U.S.), LLC Roger C. Hamilton and Lisa A. Welch

other end of the spectrum, banking stocks saw their returns limited by worry about exposure to subprime loans. In addition, the interest rate environment continued to work against them — the yield curve remained inverted throughout the period, hurting banks’ net interest margins.

“Despite a bumpy ride, stocks
managed healthy returns
during the six months ended
April 30, 2007 ”

Fund performance

For the six months ended April 30, 2007, John Hancock Financial Industries Fund’s Class A, Class B, Class C and Class I shares posted total returns of 9.81%, 9.47%, 9.42% and 10.04%, respectively, at net asset value. These results outpaced the 5.76% return of the Fund’s benchmark, the Standard & Poor’s 500 Financial Index, and the 6.01% average return of the specialty-financial funds tracked by Morningstar, Inc.1 Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested for the entire period or did not reinvest all Fund distributions. See pages six and seven for historical performance information.

Fund positioning

The Fund outperformed the benchmark by a wide margin thanks to effective stock selection across a wide range of industries, including capital markets-related shares, electronic payment processors and insurance names. The portfolio’s relative performance also benefited from an underweight to thrifts and mortgages and regional banks. That said, the Fund’s performance would have been even better relative to its benchmark but for underweights to real estate investment trusts (REITs) and stock selection among investment banking names.

Financial Industries Fund

3

The leading contributor to the Fund’s performance for the six months was electronic payment processor First Data Corp. Six months ago, the firm spun off Western Union, its money transfer arm, to focus on its core business amid changes to improve operating margins. We made this stock one of our largest overweight positions because we thought it was an undervalued, steadily growing business generating attractive free cash flow. Those same characteristics made First Data an attractive takeout target, as it was bought at a significant premium in April in the second-largest buyout on record.

INDUSTRY DISTRIBUTION[2]
Asset management &
custody banks	17%
Diversified banks	12%
Investment banking
& brokerage	11%
Other diversified financial
services	10%
Multi-line insurance	9%
Property & casualty
insurance	8%
Life & health insurance	6%
Specialized finance	5%
Consumer finance	5%
Diversified capital
markets	4%
Data processing &
outsourced services	3%
Reinsurance	3%
Regional banks	2%
Insurance brokers	2%
All others	4%

Capital performance

Continuing a trend of recent years, capital market holdings were some of the biggest contributors to the portfolio’s performance behind such names as Bank of New York Co., Inc., UBS AG and Goldman Sachs Group, Inc. We’ve written about Goldman extensively in recent reports to shareholders, and the firm continued to benefit from the strength of its investment banking business during the period. Another key contributor was Bank of New York, which agreed to merge with Mellon Financial, and made progress on the sale of its consumer and small business banking units to JPMorgan Chase & Co. After swapping out its retail branches, the company’s earnings are driven largely by its trust and custody bank businesses, so we think it should be revalued higher in line with other stocks in the asset management space. UBS is a stock we added when investment banks got hit by worry about exposure to sub-prime loans repackaged and sold as marketable securities. However, the company’s focus and earnings driver is its wealth management business, so we think the sell-off was overdone.

Under banks, over insurance

Positioning among insurance providers also helped relative results. Life insurance firms benefited from consolidation, as well as trends we’ve highlighted in the past, including a changing product mix and growing demand for insurance services from the aging baby boom population. Property and casualty firms also contributed significantly, where the portfolio is overweight despite a difficult pricing cycle; however, we think these stocks are cheap, have attractive income profiles and prudent reserves. An underweight to regional

Financial Industries Fund

4

and diversified banks also contributed to relative results. These companies faced credit issues relating to subprime loans and saw their earnings growth limited by the interest-rate environment.

“The Fund outperformed the
benchmark by a wide margin
thanks to effective stock
selection across a wide range
of industries, including capital
markets-related shares, electronic
payment processors and
insurance names.”

Leading detractors

In a period when the portfolio outperformed the benchmark by a wide margin, the leading detractors were small, winning segments of the index (less than 1% each) to which the portfolio had no exposure, such as office and retail REITs. At the individual security level, the leading detractors were Bank of America Corp. and HSBC Holdings Plc. Though we like Bank of America’s relative valuation, it had a negative return as investors worried about its acquisition strategy and weakness in its credit card business. Meanwhile, HSBC took a big hit from its subprime business. We’ve been adding to that position lately because we feel like the company took its pain and is now refocused on its investment banking business.

Outlook

We’re generally positive on the financials sector going forward, though the flat yield curve and current credit environment present some challenges in the near term. But longer term, we believe these stocks could continue to benefit from the growth of global capitalism, rise of the cashless society and demographic changes driving the need for savings and retirement products. Add it all up, and we see many attractive investment candidates under our approach, which targets what we believe are good businesses selling with a margin of safety, a catalyst for growth and good revenue trends.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on April 30, 2007.

Financial Industries Fund

5

A look at performance

For the periods ended April 30, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	3-14-96	7.99%	8.43%	8.53%	—	4.30%	7.99%	49.91%	126.78%	—

B	1-14-97	8.02	8.51	8.33	—	4.67	8.02	50.47	122.67	—

C	3-1-99	11.93	8.79	—	5.90%	8.46	11.93	52.42	—	59.71%

I1	3-1-01	14.23	10.07	—	6.48	10.04	14.23	61.60	—	47.26

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Financial Industries Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Financial Industries Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without	With maximum
Class	Period beginning	sales charge	sales charge	Index 1	Index 2

B2	4-30-97	$22,267	$22,267	$27,966	$21,681

C2	3-1-99	15,971	15,971	18,164	13,653

I3	3-1-01	14,726	14,726	15,573	13,274

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Financial Index — Index 1 — is an unmanaged index designed to measure the financial sector of the S&P 500.

Standard & Poor’s 500 Index —Index 2 —is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

Financial Industries Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2006, with the same investment held until April 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 11-1-06	on 4-30-07	ended 4-30-07[1]

Class A	$1,000.00	$1,098.10	$7.13

Class B	1,000.00	1,094.70	10.68

Class C	1,000.00	1,094.20	10.68

Class I	1,000.00	1,100.40	4.83

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Financial Industries Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2006, with the same investment held until April 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 11-1-06	on 4-30-07	ended 4-30-07[1]

Class A	$1,000.00	$1,018.00	$6.86

Class B	1,000.00	1,014.60	10.27

Class C	1,000.00	1,014.60	10.27

Class I	1,000.00	1,020.20	4.65

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.37%, 2.05%, 2.07% and 0.92% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Financial Industries Fund

9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-07 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 100.11%		$879,209,536
(Cost $566,308,125)
Aerospace & Defense 1.06%		9,278,102

AerCap Holdings NV (Netherlands) (I)	318,070	9,278,102
Application Software 1.23%		10,832,499

Net 1 UEPS Technologies, Inc. (I)	157,700	3,970,886

Transaction Systems Architects, Inc. (Class A) (I)	216,250	6,861,613
Asset Management & Custody Banks 16.85%		147,956,011

Aberdeen Asset Management PLC (United Kingdom)	3,764,215	16,395,403

Affiliated Managers Group, Inc. (I)(L)	100,100	11,774,763

Ameriprise Financial, Inc.	167,350	9,952,305

Bank of New York Co., Inc. (The)	833,050	33,721,864

BlackRock, Inc. (Class A)	58,100	8,697,570

Franklin Resources, Inc.	144,600	18,987,426

Legg Mason, Inc.	99,850	9,904,122

MVC Capital, Inc.	242,230	4,255,981

State Street Corp.	439,300	30,254,591

Tortoise Capital Resources Corp. (I)	220,560	4,011,986
Consumer Finance 4.57%		40,108,937

American Express Co.	661,100	40,108,937
Data Processing & Outsourced Services 3.16%		27,728,604

First Data Corp.	233,450	7,563,780

Wright Express Corp. (I)(L)	639,950	20,164,824
Diversified Banks 11.92%		104,740,737

Allied Irish Banks Plc (Ireland) (C)	182,320	5,522,048

Banco Bilbao Vizcaya Argentaria SA (Spain) (C)	438,459	10,484,546

BNP Paribas SA (France) (C)	40,894	4,744,489

HSBC Holdings Plc, American Depositary Receipt (ADR)
(United Kingdom) (L)	47,367	4,374,816

Kookmin Bank, ADR (South Korea)	244,912	21,997,996

U.S. Bancorp.	479,550	16,472,542

Wachovia Corp. (L)	616,605	34,246,242

Wells Fargo & Co.	192,200	6,898,058

See notes to financial statements

Financial Industries Fund

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Diversified Capital Markets 4.09%		$35,896,190

UBS AG (Switzerland)	553,100	35,896,190
Insurance Brokers 1.66%		14,614,562

Aon Corp.	377,150	14,614,562
Investment Banking & Brokerage 11.10%		97,500,139

E*TRADE Financial Corp. (I)	538,900	11,898,912

Goldman Sachs Group, Inc. (The)	120,350	26,309,713

ICAP Plc (United Kingdom)	221,160	2,225,947

Merrill Lynch & Co., Inc.	367,450	33,155,013

Morgan Stanley	209,100	17,566,491

Sanders Morris Harris Group, Inc.	151,300	1,765,671

Thomas Weisel Partners Group, Inc. (I)	231,700	4,578,392
Life & Health Insurance 5.72%		50,203,177

AFLAC, Inc.	272,800	14,005,552

MetLife, Inc.	183,750	12,072,375

Prudential Financial, Inc. (L)	253,950	24,125,250
Marine 0.67%		5,878,337

OceanFreight, Inc. (Greece) (I)	303,790	5,878,337
Multi-Line Insurance 9.49%		83,351,685

American International Group, Inc.	623,900	43,616,849

Assurant, Inc.	79,350	4,565,006

Genworth Financial, Inc. (Class A)	390,567	14,251,790

Hartford Financial Services Group, Inc. (The)	206,700	20,918,040
Other Diversified Financial Services 10.35%		90,897,577

Bank of America Corp.	795,855	40,509,019

Citigroup, Inc.	637,800	34,198,836

JPMorgan Chase & Co.	234,650	12,225,265

PennantPark Investment Corp. (I)	264,650	3,964,457
Property & Casualty Insurance 8.08%		70,971,320

ACE Ltd. (Cayman Islands)	268,000	15,935,280

Allied World Assurance Holdings, Ltd. (Bermuda)	135,540	6,007,133

Ambac Financial Group, Inc.	106,850	9,808,830

Assured Guaranty Ltd. (Bermuda)	298,310	8,415,325

Axis Capital Holdings Ltd. (Bermuda)	373,180	13,844,978

Berkshire Hathaway, Inc. (Class A) (I)	100	10,920,000

OneBeacon Insurance Group Inc. (Bermuda)	248,040	6,039,774
Real Estate Management & Development 0.15%		1,329,585

Eurocastle Investment Ltd. (Guernsey Channel Islands) (C)	25,174	1,329,585
Regional Banks 1.92%		16,910,925

City National Corp.	87,500	6,406,750

M&T Bank Corp.	29,250	3,256,695

Zions Bancorp.	88,600	7,247,480

See notes to financial statements

Financial Industries Fund

11

F I N A N C I A L  S T A T E M E N T S

Issuer		Shares	Value

Reinsurance 2.66%			$23,339,489

CastlePoint Holdings Ltd. (Bermuda) (L)		80,570	1,228,693

PartnerRe Ltd. (Bermuda)		187,700	13,518,154

Platinum Underwriters Holdings Ltd. (Bermuda)		251,100	8,592,642
Specialized Finance 4.72%			41,424,846

CIT Group, Inc.		152,950	9,123,468

Nasdaq Stock Market, Inc. (I)(L)		749,050	24,389,068

Nymex Holdings, Inc.		61,000	7,912,310
Thrifts & Mortgage Finance 0.71%			6,246,814

Hudson City Bancorp., Inc.		468,980	6,246,814

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 7.03%			$61,721,382
(Cost $61,721,382)
Joint Repurchase Agreement 0.06%			515,000

Investment in a joint repurchase agreement transaction with Bank of America Corp. — Dated 4-30-07, due 5-1-07 (Secured by U.S.
STRIPS, due 5-15-21 and U.S. Treasury Inflation Indexed Notes
3.375%, due 1-15-12, 10.875%, due 4-15-10 and 3.000%,
due 7-15-12). Maturity value: $515,073	5.120%	$515	515,000

		Shares
Cash Equivalents 6.97%			61,206,382

John Hancock Cash Investment Trust (T)(W)		61,206,382	61,206,382

Total investments (Cost $628,029,507) 107.13%			$940,930,918

Other assets and liabilities, net (7.13%)			($62,656,783)

Total net assets 100.00%			$878,274,135

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Financial Industries Fund

12

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $628,029,507) including
$59,578,164 of securities loaned	$940,930,918
Cash	153
Receivable for investments sold	4,610,513
Receivable for shares sold	148,037
Dividends and interest receivable	757,117
Other assets	86,188
Total assets	946,532,926

Liabilities

Payable for investments purchased	3,352,876
Payable for shares repurchased	2,368,681
Payable upon return of securities loaned	61,206,382
Payable to affiliates
Management fees	574,446
Distribution and service fees	51,545
Other	462,624
Other payables and accrued expenses	242,237
Total liabilities	68,258,791

Net assets

Capital paid-in	477,397,902
Accumulated net realized gain on investments and foreign currency transactions	86,361,882
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currencies	312,903,885
Accumulated net investment income	1,610,466
Net assets	$878,274,135

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($722,865,118 ÷ 35,118,062 shares)	$20.58
Class B ($133,574,910 ÷ 6,839,021 shares)	$19.53
Class C ($21,821,209 ÷ 1,118,179 shares)	$19.51
Class I ($12,898 ÷ 615 shares)	$20.98[1]

Maximum offering price per share

Class A2 ($20.58 ÷ 95%)	$21.66

1 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on April 30, 2007.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

Financial Industries Fund

See notes to financial statements

13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $380,009)	$9,503,169
Interest	108,816
Securities lending	33,642
Total investment income	9,645,627

Expenses

Investment management fees (Note 2)	3,413,384
Distribution and service fees (Note 2)	1,895,199
Class A, B and C transfer agent fees (Note 2)	943,777
Class I transfer agent fees (Note 2)	4
Accounting and legal services fees (Note 2)	56,250
Compliance fees	11,325
Printing fees	74,245
Custodian fees	65,938
Trustees’ fees	28,530
Professional fees	21,859
Blue sky fees	19,581
Interest	18,174
Securities lending fees	1,293
Miscellaneous	26,497
Total expenses	6,576,056
Net investment income	3,069,571

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	86,981,649
Foreign currency transactions	(7,799)
Change in net unrealized appreciation (depreciation) of
Investments	(7,764,528)
Translation of assets and liabilities in foreign currencies	2,474
Net realized and unrealized gain	79,211,796
Increase in net assets from operations	$82,281,367

1 Semiannual period from 11-1-06 through 4-30-07.

See notes to financial statements

Financial Industries Fund

14

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-06	4-30-07[1]

Increase (decrease) in net assets

From operations
Net investment income	$4,210,856	$3,069,571
Net realized gain	127,649,051	86,973,850
Change in net unrealized appreciation (depreciation)	16,220,199	(7,762,054)
Increase in net assets resulting from operations	148,080,106	82,281,367
Distributions to shareholders
From net investment income
Class A	(1,637,986)	(4,734,600)
Class I	(99)	(149)
From net realized gain
Class A	(35,121,423)	(85,070,334)
Class B	(28,888,309)	(19,677,351)
Class C	(1,796,109)	(2,850,143)
Class I	(845)	(1,581)
	(67,444,771)	(112,334,158)
From Fund share transactions	(115,195,777)	20,104,032

Net assets

Beginning of period	922,783,336	888,222,894
End of period[2]	$888,222,894	$878,274,135

1 Semiannual period from 11-1-06 through 4-30-07. Unaudited.

2 Includes accumulated net investment income of $3,275,644 and $1,610,466, respectively.

See notes to financial statements

Financial Industries Fund

15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-02	10-31-03	10-31-04	10-31-05	10-31-06	4-30-07[1]

Per share operating performance

Net asset value, beginning of period	$15.38	$14.27	$16.78	$17.76	$19.50	$21.38
Net investment income[2]	0.02	0.07	0.12	0.09	0.13[10]	0.08
Net realized and unrealized
gain (loss) on investments	(0.77)	2.44	0.86	2.10	3.18	1.83
Total from investment operations	(0.75)	2.51	0.98	2.19	3.31	1.91
Less distributions
From net investment income	—	—	—	(0.12)	(0.06)	(0.14)
From net realized gain	(0.36)	—	—	(0.33)	(1.37)	(2.57)
	(0.36)	—	—	(0.45)	(1.43)	(2.71)
Net asset value, end of period	$14.27	$16.78	$17.76	$19.50	$21.38	$20.58
Total return[3] (%)	(5.19)[4]	17.59	5.84[4]	12.57[4]	17.86[4]	9.81[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$357	$345	$304	$481	$703	$723
Ratio of net expenses to average
net assets (%)	1.50	1.55	1.45	1.44	1.40	1.37[6]
Ratio of gross expenses to average
net assets (%)	1.51[7]	1.55	1.48[7]	1.48[7]	1.46[7]	1.37[6]
Ratio of net investment income
to average net assets (%)	0.13	0.49	0.68	0.50	0.64[10]	0.83[6]
Portfolio turnover (%)	70	66	29	14	25	32[5]

See notes to financial statements

Financial Industries Fund

16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-02	10-31-03	10-31-04	10-31-05	10-31-06	4-30-07[1]

Per share operating performance

Net asset value, beginning of period	$15.07	$13.88	$16.20	$17.03	$18.67	$20.34
Net investment income (loss)[2]	(0.09)	(0.03)	—[8]	(0.03)	0.02[10]	0.01
Net realized and unrealized
gain (loss) on investments	(0.74)	2.35	0.83	2.00	3.02	1.75
Total from investment operations	(0.83)	2.32	0.83	1.97	3.04	1.76
Less distributions
From net realized gain	(0.36)	—	—	(0.33)	(1.37)	(2.57)
Net asset value, end of period	$13.88	$16.20	$17.03	$18.67	$20.34	$19.53
Total return[3] (%)	(5.85)[4]	16.71	5.12[4]	11.75[4]	17.10[4]	9.47[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,058	$977	$757	$418	$162	$134
Ratio of net expenses to average
net assets (%)	2.20	2.25	2.15	2.14	2.10	2.05[6]
Ratio of gross expenses to average
net assets (%)	2.21[7]	2.25	2.18[7]	2.18[7]	2.16[7]	2.05[6]
Ratio of net investment income
(loss) to average net assets (%)	(0.57)	(0.22)	(0.02)	(0.16)	0.12[10]	0.14[6]
Portfolio turnover (%)	70	66	29	14	25	32[5]

See notes to financial statements

Financial Industries Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-02	10-31-03	10-31-04	10-31-05	10-31-06	4-30-07[1]

Per share operating performance

Net asset value, beginning of period	$15.06	$13.87	$16.19	$17.03	$18.67	$20.33
Net investment income (loss)[2]	(0.09)	(0.03)	—[8]	(0.03)	—[8,10]	0.01
Net realized and unrealized
gain (loss) on investments	(0.74)	2.35	0.84	2.00	3.03	1.74
Total from investment operations	(0.83)	2.32	0.84	1.97	3.03	1.75
Less distributions
From net realized gain	(0.36)	—	—	(0.33)	(1.37)	(2.57)
Net asset value, end of period	$13.87	$16.19	$17.03	$18.67	$20.33	$19.51
Total return[3] (%)	(5.85)[4]	16.73	5.19[4]	11.75[4]	17.04[4]	9.42[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$40	$37	$29	$24	$23	$22
Ratio of net expenses to average
net assets (%)	2.20	2.25	2.15	2.14	2.10	2.07[6]
Ratio of gross expenses to average
net assets (%)	2.21[7]	2.25	2.18[7]	2.18[7]	2.16[7]	2.07[6]
Ratio of net investment income
(loss) to average net assets (%)	(0.57)	(0.22)	(0.02)	(0.18)	(0.01)[10]	0.13[6]
Portfolio turnover (%)	70	66	29	14	25	32[5]

See notes to financial statements

Financial Industries Fund

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	10-31-02	10-31-03	10-31-04	10-31-05	10-31-06	4-30-07[1]

Per share operating performance
Net asset value, beginning of period	$15.42	$14.40	$16.98	$18.07	$19.85	$21.80
Net investment income[2]	0.12	0.17	0.22	0.20	0.24[10]	0.13
Net realized and unrealized
gain (loss) on investments	(0.78)	2.41	0.87	2.13	3.24	1.86
Total from investment operations	(0.66)	2.58	1.09	2.33	3.48	1.99
Less distributions
From net investment income	—	—	—	(0.22)	(0.16)	(0.24)
From net realized gain	(0.36)	—	—	(0.33)	(1.37)	(2.57)
	(0.36)	—	—	(0.55)	(1.53)	(2.81)
Net asset value, end of period	$14.40	$16.98	$18.07	$19.85	$21.80	$20.98
Total return[3] (%)	(4.58)[4]	17.92	6.42	13.17	18.49	10.04[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1	—[9]	—[9]	—[9]	—[9]	—[9]
Ratio of net expenses to average
net assets (%)	0.89	0.90	0.91	0.91	0.90	0.92[6]
Ratio of gross expenses to average
net assets (%)	0.90[7]	0.90	0.91	0.91	0.90	0.92[6]
Ratio of net investment income
to average net assets (%)	0.74	1.15	1.21	1.04	1.17[10]	1.29[6]
Portfolio turnover (%)	70	66	29	14	25	32[5]

1 Semiannual period from 11-1-06 through 4-30-07. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the periods shown.

8 Less than $0.01 per share.

9 Less than $500,000.

10 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

		Percentage
	Per share	of net assets

Class A	$0.04	0.22%

Class B	0.05	0.24

Class C	0.04	0.23

Class I	0.05	0.23

See notes to financial statements

Financial Industries Fund

19

Notes to financial statements (unaudited)

Note 1 Accounting policies

John Hancock Financial Industries Fund (the Fund) is a diversified series of John Hancock Investment Trust II (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (the SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in John Hancock Cash Investment Trust, an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London Time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

 Financial Industries Fund

20

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York (BNY), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNY, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2007.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At April 30, 2007, the Fund loaned securities having a market value of $59,578,164 collateralized by cash in the amount of $61,206,382. The cash collateral was invested in John Hancock Cash Investment Trust. Securities lending expenses are paid by the Fund to the lending agent.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from

Financial Industries Fund

21

unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency-denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on April 30, 2007.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of this effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from adoption of this Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than April 30, 2008.

In September 2006, FASB Standard No. 157, Fair Value Measurements (the FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2006, the tax character of distributions paid was as follows: ordinary income $6,886,441 and long-term capital gain $60,558,330. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund

Financial Industries Fund

22

pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000, (c) 0.735% of the next $1,000,000,000 and (d) 0.725% of the Fund’s average daily net asset value in excess of $2,000,000,000.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreement described above for the period ended April 30, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$1,062,460
Class B	722,205
Class C	110,534
Total	$1,895,199

Class A shares are assessed up-front sales charges. During the period ended April 30, 2007, JH Funds received net up-front sales charges of $144,200 with regard to sales of Class A shares. Of this amount, $16,263 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $113,086 was paid as sales commissions to unrelated broker-dealers and $14,851 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2007, CDSCs received by JH Funds amounted to $69,103 for Class B shares and $376 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Effective July 1, 2006, Signature Services has contractually limited transfer agent fees by implementing a transfer agent fee cap of 0.20% until February 29, 2008. There were no transfer agent fee reductions during the period ended April 30, 2007.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $56,250. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Financial Industries Fund

23

The Adviser and other subsidiaries of JHLICO owned 615 Class I shares of beneficial interest of the Fund on April 30, 2007.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended October 31, 2006 and the period ended April 30, 2007, along with the corresponding dollar value.

	Year ended 10-31-06		Period ended 4-30-07[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	12,932,917	$256,398,935	1,829,694	$37,240,716
Distributions reinvested	1,742,306	33,434,849	4,221,972	81,441,843
Repurchased	(6,477,921)	(128,980,492)	(3,817,393)	(75,888,480)
Net increase	8,197,302	$160,853,292	2,234,273	$42,794,079

Class B shares
Sold	448,877	$8,554,579	150,858	$2,850,391
Distributions reinvested	1,443,998	26,526,245	1,000,779	18,374,310
Repurchased	(16,282,542)	(308,259,394)	(2,294,236)	(43,826,776)
Net decrease	(14,389,667)	($273,178,570)	(1,142,599)	($22,602,075)

Class C shares
Sold	130,214	$2,502,686	46,811	$879,445
Distributions reinvested	90,384	1,660,351	145,182	2,664,096
Repurchased	(371,381)	(7,033,536)	(192,521)	(3,631,513)
Net decrease	(150,783)	($2,870,499)	(528)	($87,972)

Net increase (decrease)	(6,343,148)	($115,195,777)	1,091,146	$20,104,032

[1]Semiannual period from 11-1-06 through 4-30-07. Unaudited.

Note 4

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2007, aggregated $277,729,791 and $352,236,664, respectively.

The cost of investments owned on April 30, 2007, including short-term investments, for federal income tax purposes, was $628,641,166. Gross unrealized appreciation and depreciation of investments aggregated $315,013,487 and $2,723,735, respectively, resulting in net unrealized appreciation of $312,289,752. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Financial Industries Fund

24

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Financial Industries Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust II (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Financial Industries Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-adviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals; and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

25

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed, with a representative of Morningstar, the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the three- and five-year periods was lower than the performance of the Peer Group and Category medians, and its benchmark index — the Dow Jones Financials Sector Index. However, the Board viewed favorably that the more recent performance of the Fund for the one-year period ended December 31, 2005, was appreciably higher than the median of its Category and Peer Group, and its benchmark index. The Board evaluated the actions that had been taken and intends to continue to monitor the Fund’s performance trends to assess the effectiveness of these changes and whether other remedial changes are warranted.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of the Peer Group and Category. The Board favorably considered the impact of fee caps toward ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall plans to improve performance and lower expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the

26

Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

27

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
Ronald R. Dion, Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†		One Wall Street
James F. Carlin	Gordon M. Shone	New York, NY 10286
William H. Cunningham	Treasurer
Charles L. Ladner*
Dr. John A. Moore*	John G. Vrysen	Transfer agent
Patti McGill Peterson*	Chief Operations Officer	John Hancock Signature
Steven R. Pruchansky		Services, Inc.
*Members of the Audit Committee	Investment adviser	One John Hancock Way,
†Non-Independent Trustee	John Hancock Advisers, LLC	Suite 1000
	601 Congress Street	Boston, MA 02217-1000
Boston, MA 02210-2805
Legal counsel
Officers	Subadviser	Kirkpatrick & Lockhart
Keith F. Hartstein	MFC Global Investment	Preston Gates Ellis LLP
President and	Management (U.S.), LLC	One Lincoln Street
Chief Executive Officer	101 Huntington Avenue	Boston, MA 02111-2950
Boston, MA 02199
Thomas Kinzler
Secretary and Chief Legal Officer	Principal distributor
John Hancock Funds, LLC
Francis V. Knox, Jr.	601 Congress Street
Chief Compliance Officer	Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

28

JOHN HANCOCK FAMILY OF FUNDS

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Classic Value Mega Cap Fund	International Core Fund
Core Equity Fund	International Growth Fund
Global Shareholder Yield Fund
Growth Fund	INCOME
Growth Opportunities Fund	Bond Fund
Growth Trends Fund	Government Income Fund
Intrinsic Value Fund	High Yield Fund
Large Cap Equity Fund	Investment Grade Bond Fund
Large Cap Select Fund	Strategic Income Fund
Mid Cap Equity Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	COSED-END
Lifecycle 2010 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2015 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2020 Portfolio	Income Securities Trust
Lifecycle 2025 Portfolio	Investors Trust
Lifecycle 2030 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2035 Portfolio	Patriot Select Dividend Trust
Lifecycle 2040 Portfolio	Preferred Income Fund
Lifecycle 2045 Portfolio	Preferred Income II Fund
Lifecycle Retirement Portfolio	Preferred Income III Fund
Lifestyle Aggressive Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291 1-800-554-6713 TDD 1-800-338-8080 EASI-Line www.jhfunds.com

Now available: electronic delivery www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

700SA 4/07 6/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, April 30, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Proxy Voting Policies and Procedures are attached.

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 29, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 29, 2007